Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of net book value of mineral property, plant and equipment [Table Text Block]
Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at December 31, 2020	$414,709	$850	$415,559
Additions	7,038	-	7,038
Changes to environmental rehabilitation provision (Note 6)	330	-	330
Depreciation	-	206	(206)
Balance at December 31, 2021	422,077	644	422,721
Gross carrying value	469,245	2,166	471,411
Accumulated depreciation and impairment	$(47,168)	$(1,522)	$(48,690)

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance at December 31, 2019	$409,356	$776	$410,132
Additions	7,668	255	7,923
Disposals	-	(9)	(9)
Changes to environmental rehabilitation provision (Note 6)	(2,315)	-	(2,315)
Amortization and depreciation	-	(172)	(172)
Balance at December 31, 2020	414,709	850	415,559
Gross carrying value	461,877	2,166	464,043
Accumulated depreciation and impairment	$(47,168)	$(1,316)	$(48,484)

Disclosure of detailed information about mineral property, plant and equipment [Table Text Block]
Mineral Property	December 31, 2021	December 31, 2020
Mineral property acquisition and interest costs	$79,625	$79,625
Mine plan and development	53,085	52,178
Environmental	149,275	146,094
Consulting and wages	64,299	61,653
Reclamation and remediation (Note 6)	44,914	44,584
Site activities	30,801	30,497
Mine equipment	78	78
Total	$422,077	$414,709